INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 52,759,294		$ 76,549,334
Land		6,221,583		8,439,971
Other assets		15,056,927		19,057,448
Operating Limited Partnerships Assets		74,037,804		104,046,753
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		92,899,945		124,595,980
Accounts payable and accrued expenses		1,480,071		1,705,101
Other liabilities		5,320,626		5,670,589
Operating Limited Partnerships Liabilities		99,700,642		131,971,670
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	(25,054,462)	(27,567,808)	(27,567,808)
Other partners		(608,376)		(357,109)
Operating Limited Partnerships Partners Capital		(25,662,838)		(27,924,917)
Operating Limited Partnerships Liabilities and Stockholders Equity		74,037,804		104,046,753
Series Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Operating Limited Partnerships Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Operating Limited Partnerships Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	0	0
Other partners		0		0
Operating Limited Partnerships Partners Capital		0		0
Operating Limited Partnerships Liabilities and Stockholders Equity		0		0
Series Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,339,901		13,279,570
Land		811,122		1,184,475
Other assets		1,665,488		2,161,880
Operating Limited Partnerships Assets		9,816,511		16,625,925
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,864,502		22,136,569
Accounts payable and accrued expenses		341,316		403,807
Other liabilities		1,009,005		1,112,247
Operating Limited Partnerships Liabilities		15,214,823		23,652,623
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,447,619)	(4,447,619)	(6,018,562)	(6,018,562)
Other partners		(950,693)		(1,008,136)
Operating Limited Partnerships Partners Capital		(5,398,312)		(7,026,698)
Operating Limited Partnerships Liabilities and Stockholders Equity		9,816,511		16,625,925
Series Ten [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,216,329		9,378,695
Land		842,100		907,099
Other assets		2,274,134		2,358,522
Operating Limited Partnerships Assets		11,332,563		12,644,316
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,333,411		14,463,045
Accounts payable and accrued expenses		176,198		153,345
Other liabilities		279,352		279,034
Operating Limited Partnerships Liabilities		13,788,961		14,895,424
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(2,987,564)	(2,987,564)	(2,862,505)	(2,862,505)
Other partners		531,166		611,397
Operating Limited Partnerships Partners Capital		(2,456,398)		(2,251,108)
Operating Limited Partnerships Liabilities and Stockholders Equity		11,332,563		12,644,316
Series Eleven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,599,155		11,147,376
Land		1,129,949		1,193,181
Other assets		3,784,986		3,806,377
Operating Limited Partnerships Assets		14,514,090		16,146,934
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,481,475		18,657,713
Accounts payable and accrued expenses		212,701		227,171
Other liabilities		1,005,836		925,204
Operating Limited Partnerships Liabilities		18,700,012		19,810,088
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(4,149,178)	(3,769,564)	(3,769,564)
Other partners		(36,744)		106,410
Operating Limited Partnerships Partners Capital		(4,185,922)		(3,663,154)
Operating Limited Partnerships Liabilities and Stockholders Equity		14,514,090		16,146,934
Series Twelve [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,135,874		11,761,666
Land		1,269,569		1,434,569
Other assets		3,031,505		3,403,656
Operating Limited Partnerships Assets		13,436,948		16,599,891
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,324,111		21,609,391
Accounts payable and accrued expenses		225,478		233,915
Other liabilities		1,046,483		1,105,754
Operating Limited Partnerships Liabilities		19,596,072		22,949,060
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(5,874,329)	(5,874,329)	(6,096,025)	(6,096,025)
Other partners		(284,795)		(253,144)
Operating Limited Partnerships Partners Capital		(6,159,124)		(6,349,169)
Operating Limited Partnerships Liabilities and Stockholders Equity		13,436,948		16,599,891
Series Fourteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,468,035		30,982,027
Land		2,168,843		3,720,647
Other assets		4,300,814		7,327,013
Operating Limited Partnerships Assets		24,937,692		42,029,687
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		29,896,446		47,729,262
Accounts payable and accrued expenses		524,378		686,863
Other liabilities		1,979,950		2,248,350
Operating Limited Partnerships Liabilities		32,400,774		50,664,475
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(7,595,772)	(7,595,772)	(8,821,152)	(8,821,152)
Other partners		132,690		186,364
Operating Limited Partnerships Partners Capital		(7,463,082)		(8,634,788)
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 24,937,692		$ 42,029,687